Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2020
Significant Accounting Policies [abstract]
Basis of presentation of the financial statements
a.	Basis of presentation of the financial statements:

These financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board.

The Company’s financial statements have been prepared on a cost basis, except for certain financial instruments which are presented at fair value through profit or loss.

The Company has elected to present the profit or loss items using the function of expense method.

Consolidated financial statements
b.	Consolidated financial statements:

The consolidated financial statements comprise the financial statements of companies that are controlled by the Company (“subsidiaries”). Control is achieved when the Company has power over the subsidiaries, is exposed or has rights to variable returns from its involvement with the subsidiaries and has the ability to affect those returns through its power over the subsidiaries. In assessing control, the effect of potential voting rights is considered only if they are substantive. The consolidation of the financial statements commences on the date on which control is obtained and ends when such control ceases.

The financial statements of the Company and of the subsidiaries are prepared as of the same dates and periods. The accounting policies in the financial statements of the subsidiaries have been applied consistently and uniformly with those applied in the financial statements of the Company. Significant intragroup balances and transactions and gains or losses resulting from transactions between the Company and the subsidiaries are eliminated in full in the consolidated financial statements.

Functional currency, presentation currency and foreign currency
c.	Functional currency, presentation currency and foreign currency:

1.	Functional currency and presentation currency:

The functional currency is the currency that best reflects the economic environment in which the Company operates and conducts its transactions, is separately determined for each Group entity and is used to measure its financial position and operating results. The Group determines the functional currency of each Group entity. The Company’s functional and presentation currency is the US Dollar for all reported periods.

2.	Transactions, assets and liabilities in foreign currency:

Transactions denominated in foreign currency are recorded upon initial recognition at the exchange rate at the date of the transaction. After initial recognition, monetary assets and liabilities denominated in foreign currency are translated at each reporting date into the functional currency at the exchange rate at that date. Exchange rate differences are recognized in profit or loss. Non-monetary assets and liabilities denominated in foreign currency and measured at cost are translated at the exchange rate at the date of the transaction. Non-monetary assets and liabilities denominated in foreign currency and measured at fair value are translated to the functional currency using the exchange rate prevailing at the date when the fair value was determined.

Cash equivalents
d.	Cash equivalents:

Cash equivalents are considered as highly liquid investments, including unrestricted short-term bank deposits with an original maturity of three months or less from the date of investment or with a maturity of more than three months, but which are redeemable on demand without penalty and which form part of the Group’s cash management.

Short-term deposits
e.	Short-term deposits:
Short-term deposits are deposits with an original maturity of more than three months from the date of investment and which do not meet the definition of cash equivalents.
Revenue recognition
f.	Revenue recognition:

IFRS 15 “Revenue from Contracts with Customers” (“Standard”) introduces a five-step model that applies to revenue earned from contracts with customers. The accounting policy applied by the Company regarding revenue recognition according to IFRS 15 “Revenue from Contracts with Customers” (“Standard”) is as follows:

The Company generates revenues from the sale and lease of its systems. The Company sells its products mainly to end users and to a lesser extent to third-party distributors outside of the United States and does not provide return rights.

Revenues from sale of systems:

Revenue from sale of systems are recognized at the point in time when control of the system is transferred to the customer, generally upon delivery of the system to the customer.

Revenue from rendering of services:

Revenue from rendering of extended warranty services is recognized over time, during the period the customer simultaneously receives and consumes the benefits provided by the Company’s performance. The Company charges its customers based on payment terms agreed upon in specific agreements. When payments are made before or after the service is performed, the Company recognizes the resulting contract asset or liability. Revenue from services were insignificant for all reported periods.

Contract liabilities:

A contract liability, presented as deferred revenues, is the obligation to transfer goods or services to a customer for which the Company has received consideration (or an amount of consideration is due) from the customer. The Company elected to apply the practical expedient in IFRS 15 and does not provide disclosure of the remaining unsatisfied performance obligations with respect to contracts that have a term of up to one year. As of December 31, 2020, the Company has no unsatisfied performance obligation with a contract duration of more than one year.

Allocating the transaction price:

For contracts that consist of more than one performance obligation at contract inception, the Company allocates the contract transaction price to each performance obligation identified in the contract on a relative stand-alone selling price basis. The stand-alone selling price is the price at which the Company would sell the promised goods or services separately to a customer.

Revenues from lease of systems:

The Company generates revenue from leasing its systems usually for a term of up to four years either for a fixed annual fee, or a variable fee, which is determined based on the higher of: fees per treatment (i.e. usage based fees) or an annual minimum fee as stated in the contract. The classification of a lease as a finance lease or operating lease is determined based on the substance of the lease agreement, and the assessment is made at the inception date of the lease pursuant to the provisions of the Standard. Leases in which substantially all the risks and rewards incidental to ownership of the leased asset are not transferred to the lessee are classified as operating leases. Revenue from operating leases are recognized on a straight-line basis over the lease term. Usage based fees are recognized as revenue when the Company is entitled to receive such revenue.

Government grants
g.	Government grants:

Government grants are recognized when there is reasonable assurance that the grants will be received and the Company will comply with all attached conditions.

Government grants received from the Israel Innovation Authority (“IIA”) and repayable to the IIA through royalty-bearing sales are recognized upon receipt as a liability if future economic benefits are expected to be derived from the research project, resulting in royalty-bearing sales due to the IIA.

A liability for the grant is first measured at fair value using a discount rate that reflects a market rate of interest. The difference between the amount of the grant received and the fair value of the liability is accounted for as a government grant and recognized as a reduction of research and development expenses. After initial recognition, the liability is measured at amortized cost using the effective interest method. Royalty payments are recorded as a reduction of the liability.

If no economic benefits are expected from the research activity, the grant received are recognized as a reduction of the related research and development expenses. In that event, the royalty obligation is treated as a contingent liability in accordance with IAS 37.

In each reporting date, the Company evaluates whether there is reasonable assurance that the liability recognized, in whole or in part, will not be repaid based on the best estimate of future sales and using the original effective interest method and, if so, the appropriate amount of the liability is derecognized against a corresponding reduction in research and development expenses.

Grants received from the IIA prior to January 1, 2009, which are recognized as a liability, are accounted for as forgivable loans in accordance with IAS 20, based on the original terms of the loan.

A forgivable loan from government is treated as government grant when there is reasonable assurance that the grant will be received and that the entity will meet the conditions for forgiveness of the full loan amount. Claims under the government grant relating to eligible expenses are presented as a reduction to the related expense.

Leases
h.	Leases:

On January 1, 2019, the Company first applied IFRS 16, "Leases" ("the Standard"). The Company elected to apply the provisions of the Standard using the modified retrospective method (without restatement of comparative data).

The accounting policy for leases applied effective from January 1, 2019, is as follows:

The Company accounts for a contract as a lease when the contract terms convey the right to control the use of an identified asset for a period of time in exchange for consideration.

For leases in which the Company is the lessee, the Company recognizes on the commencement date of the lease a right-of-use asset and a lease liability, excluding leases whose term is up to 12 months and leases for which the underlying asset is of low value. For these excluded leases, the Company has elected to recognize the lease payments as an expense in profit or loss on a straight-line basis over the lease term. In measuring the lease liability, the Company has elected to apply the practical expedient in the Standard and does not separate the lease components from the non-lease components (such as management and maintenance services, etc.) included in a single contract.

Leases which entitle employees to a company car as part of their employment terms are accounted for as employee benefits in accordance with the provisions of IAS 19 and not as subleases.

On the commencement date, the lease liability includes all unpaid lease payments discounted at the interest rate implicit in the lease, if that rate can be readily determined, or otherwise using the Company’s incremental borrowing rate. After the commencement date, the Company measures the lease liability using the effective interest rate method.

On the commencement date, the right-of-use asset is recognized in an amount equal to the lease liability plus lease payments already made on or before the commencement date and initial direct costs incurred. The right-of-use asset is measured applying the cost model and depreciated over the shorter of its useful life and the lease term.

Following are the amortization periods of the right-of-use assets by class of underlying asset:

	Years
Lease facilities	2	to	3
Motor vehicles		3

The Company tests for impairment of the right-of-use asset whenever there are indications of impairment pursuant to the provisions of IAS 36.

The accounting policy for leases applied until December 31, 2018, is as follows:

The criteria for classifying leases as finance or operating leases depend on the substance of the agreements and is determined at the inception of the lease in accordance with IAS 17.

Leases in which substantially all the risks and rewards of ownership of the leased asset are not transferred are classified as operating leases. Operating lease payments are recognized as an expense in profit or loss on a straight-line basis over the lease term.

Taxes on income
i.	Taxes on income:

Current or deferred taxes are recognized in profit or loss, except to the extent that they relate to items which are recognized in other comprehensive income or equity.

1.	Current taxes:

The current tax liability is measured using the tax rates and tax laws that have been enacted or substantively enacted at the reporting date, as well as adjustments required in connection with the tax liability in respect of previous years.

2.	Deferred taxes:

Deferred taxes are computed in respect of temporary differences between the carrying amounts in the financial statements and the amounts attributed for tax purposes.

Deferred taxes are measured at the tax rate that is expected to apply when the asset is realized or the liability is settled, based on tax laws that have been enacted or substantively enacted by the reporting date.

Deferred tax assets are reviewed at each reporting date and reduced to the extent that it is not probable that they will be utilized. Temporary differences that can be deducted for which deferred tax assets had not been recognized are reviewed at each reporting date and a respective deferred tax asset is recognized to the extent that utilization is probable.

Taxes that would apply in the event of the disposal of investments in subsidiaries have not been taken into account in computing deferred taxes, as long as the disposal of the investments in subsidiaries is not probable in the foreseeable future. Also, deferred taxes that would apply in the event of distribution of earnings by subsidiaries as dividends have not been taken into account in computing deferred taxes, since the distribution of dividends does not involve an additional tax liability or since it is the Company’s policy not to initiate distribution of dividends from a subsidiary that would trigger an additional tax liability.

Deferred taxes are offset if there is a legally enforceable right to offset a current tax asset against a current tax liability and the deferred taxes relate to the same taxpayer and the same taxation authority.

Leased systems, system components and other property and equipment, net
j.	Leased systems, system components and other property and equipment, net:

The cost of self-constructed systems (leased systems) includes the cost of materials, direct labor and share-based payment, as well as any costs directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management.

System components are stated at the lower of cost and net realizable value. Cost is determined on a weighted average basis. Net realizable value is based on estimated selling prices less estimated costs to be incurred to completion and disposal. The impairment of leased systems and system components recognized in cost of revenues was $1,061, $1,191 and $340 for the years ended December 31, 2020, 2019 and 2018, respectively.

Depreciation is calculated on a straight-line basis over the useful life of the assets at annual rates as follows:

	%
Leased systems		15
Laboratory equipment		15
Computers		33
Office furniture and equipment	6	-	15
Leasehold improvements		(*)

(*) Leasehold improvements are depreciated on a straight-line basis over the shorter of the lease term (including the extension option held by the Company and intended to be exercised) and the expected life of the improvement.

The useful life and depreciation method of an asset are reviewed at least each year-end and any changes are accounted for prospectively as a change in accounting estimate.

Impairment of non-financial assets
k.	Impairment of non-financial assets:

The Company evaluates the need to record an impairment of non-financial assets whenever events or changes in circumstances indicate that the carrying amount is not recoverable.

If the carrying amount of non-financial assets exceeds their recoverable amount, the assets are reduced to their recoverable amount. The recoverable amount is the higher of fair value less costs of sale and value in use. In measuring value in use, the expected cash flows are discounted using a pre-tax discount rate that reflects the risks specific to the asset.

The recoverable amount of an asset that does not generate independent cash flows is determined for the cash-generating unit to which the asset belongs. Impairment losses are recognized in profit or loss.

An impairment loss of an asset is reversed only if there have been changes in the estimates used to determine the asset’s recoverable amount since the last impairment loss was recognized. Reversal of an impairment loss, as above, shall not be increased above the lower of the carrying amount that would have been determined (net of depreciation or amortization) had no impairment loss been recognized for the asset in prior years and its recoverable amount. The reversal of impairment loss of an asset presented at cost is recognized in profit or loss.

Financial instruments
l.	Financial instruments:

1.	Impairment of financial assets:

The Company evaluates at the end of each reporting period the loss allowance for financial debt instruments which are not measured at fair value through profit or loss. The Company distinguishes between two types of loss allowances:

a.	Debt instruments whose credit risk has not increased significantly since initial recognition, or whose credit risk is low - the loss allowance recognized in respect of this debt instrument is measured at an amount equal to the expected credit losses within 12 months from the reporting date; or

b.	Debt instruments whose credit risk has not increased significantly since initial recognition, or whose credit risk is low - the loss allowance recognized in respect of this debt instrument is measured at an amount equal to the expected credit losses within 12 months from the reporting date.

An impairment loss on debt instruments measured at amortized cost is recognized in profit or loss with a corresponding loss allowance that is offset from the carrying amount of the financial asset, whereas the impairment loss on debt instruments measured at fair value through other comprehensive income is recognized in profit or loss with a corresponding loss allowance that is recorded in other comprehensive income and not as a reduction of the carrying amount of the financial asset in the statement of financial position.

The Company has short-term financial assets such as trade receivables in respect of which the Company applies a simplified approach and measures the loss allowance in an amount equal to the lifetime expected credit losses.

2.	Derecognition of financial assets:

A financial asset is derecognized only when the following criteria are met:

a.	The contractual rights to the cash flows from the financial asset expire; or

b.	The Company has transferred substantially all the risks and rewards deriving from the contractual rights to receive cash flows from the financial asset or has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset; or

c.	The Company has retained its contractual rights to receive cash flows from the financial asset but has assumed a contractual obligation to pay the cash flows in full without material delay to a third party.

3.	Financial liabilities:

Financial liabilities within the scope of the standard are initially recognized at fair value less transaction costs that are directly attributable to the issue of the financial liability, excluding financial liabilities measured at fair value through profit or loss whose transaction costs are carried to profit or loss.

On the date of initial recognition, the Company classified financial liabilities measured at fair value through profit or loss. Changes in their fair value which can be attributed to changes in the Company’s credit risk profile are carried to other comprehensive income.

After initial recognition, the Company measures all financial liabilities at amortized cost, except for financial liabilities at fair value through profit or loss such as derivatives.

4.	Derecognition of financial liabilities:

A financial liability is derecognized only when it is extinguished, that is when the obligation is discharged, cancelled or expires. A financial liability is extinguished when the debtor discharges the liability by paying in cash, other financial assets, goods or services; or is legally released from the liability.

5.	Issue of a unit of securities:

The issue of a unit of securities involves the allocation of the proceeds received (before issue expenses) to the securities issued in the unit based on the following order: financial derivatives and other financial instruments measured at fair value in each period. Then fair value is determined for financial liabilities that are measured at amortized cost. The proceeds allocated to equity instruments are determined to be the residual amount. Issue costs are allocated to each component pro rata to the amounts determined for each component in the unit.

Fair value measurement
m.	Fair value measurement:

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurement is based on the assumption that the transaction will take place in the asset’s or the liability’s principal market, or in the absence of a principal market, in the most advantageous market.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

Fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities measured at fair value or for which fair value is disclosed are categorized into levels within the fair value hierarchy based on the lowest level input that is significant to the entire fair value measurement:

Level 1	—	quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2	—	inputs other than quoted prices included within Level 1 that are observable either directly or indirectly.

Level 3	—	inputs that are not based on observable market data (valuation techniques which use inputs that are not based on observable market data).

Provisions
n.	Provisions:

A provision in accordance with IAS 37 is recognized when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation.

Employee benefit liabilities
o.	Employee benefit liabilities:

1.	Short-term employee benefits:

Short-term employee benefits are benefits that are expected to be settled wholly before twelve months after the end of the annual reporting period in which the employees render the related services. These benefits include salaries, paid annual and sick leave, recreation and social security contributions and are recognized as expenses as the services are rendered. A liability in respect of a cash bonus or a profit-sharing plan is recognized when the Company has a legal or constructive obligation to make such payment as a result of past service rendered by an employee and a reliable estimate of the amount can be made.

2.	Post-employment benefits:

The Group has defined contribution plans pursuant to Section 14 of the Severance Pay Law (“Section 14”) under which the Group pays fixed contributions and has no legal or constructive obligation to pay further contributions if the fund does not hold sufficient amounts to pay all employee benefits relating to employee service in the current and prior periods.

The Israeli Severance Pay Law, 1963 (“Severance Pay Law”), specifies that employees are entitled to severance payment following the termination of their employment. Under the Severance Pay Law, the severance payment is calculated as one month salary for each year of employment, or a portion thereof. The majority of the Company’s liability for severance pay is covered by the provisions of. Under Section 14, employees are entitled to monthly deposits, at a rate of 8.33% of their monthly salary, made on behalf of the employee with insurance companies. Payments in accordance with Section 14 release the Company from any future severance payments in respect of those employees. As a result, the Company does not recognize any liability for severance pay due to these employees and the deposits under Section 14 are not recorded as an asset in the Company’s balance sheet.

Contributions to the defined contribution plan in respect of severance or retirement pay are recognized as an expense when contributed concurrently with performance of the employee’s services and no additional provision is required in the financial statements. See also Note 14.

Share-based payment transactions
p.	Share-based payment transactions:

The Company’s employees and other service providers are entitled to remuneration in the form of equity-settled share-based payment.

The cost of equity-settled transactions is recognized in profit or loss together with a corresponding increase in equity during the period which the performance and/or service conditions are to be satisfied ending on the date on which the relevant employees become entitled to the award (“the vesting period”). The cumulative expense recognized for equity-settled transactions at the end of each reporting date includes the Group’s best estimate of the number of equity instruments that will ultimately vest.

The cost of equity-settled transactions with employees is measured at the fair value of the equity instruments granted at grant date. The fair value of option granted is determined using the Binomial Lattice option-pricing model (“Binomial model”). The Binomial model takes into account variables such as volatility, dividend yield rate, and risk-free interest rate and also allows for the use of dynamic assumptions and considers the contractual term of the option, the probability that the option will be exercised prior to the end of its contractual life, and the probability of termination or retirement of the option holder in computing the value of the option.

No expense is recognized for awards that do not ultimately vest.

Research and development expenses
q.	Research and development expenses:

Research expenses are recognized in profit or loss when incurred. An intangible asset arising from a development project or from the development phase of an internal project is recognized if the Company can demonstrate all of the following: the technical feasibility of completing the intangible asset so that it will be available for use or sale; the Company’s intention to complete the intangible asset and use or sell it; the Company’s ability to use or sell the intangible asset; how the intangible asset will generate future economic benefits; the availability of adequate technical, financial and other resources to complete the intangible asset; and the Company’s ability to measure reliably the expenditure attributable to the intangible asset during its development. Through December 31, 2020, the Company has not met all the aforementioned criteria and therefore all development costs have been recognized in profit or loss.

Net loss per share
r.	Net loss per share:

Net loss per share is calculated by dividing the net loss attributable to equity holders of the Company by the weighted number of Ordinary shares outstanding during the period.

Basic net loss per share includes only shares that are outstanding during the period.

Potential Ordinary shares are included in the computation of diluted net loss per share when such shares are dilutive. Potential Ordinary shares that are converted during the period are included in diluted net loss per share only until the conversion date and from that date in basic net loss per share.

Changes in accounting policies - initial adoption of new financial reporting and accounting standards and amendments to existing financial reporting and accounting standards
s.	Changes in accounting policies – initial adoption of new financial reporting and accounting standards and amendments to existing financial reporting and accounting standards:

1.	Amendments to IFRS 10 and IAS 28 regarding sale or transfer of assets between an investor and its associate or joint venture:

In September 2014, the IASB issued amendments to IFRS 10 and IAS 28 ("the Amendments") regarding the accounting treatment of the sale or transfer of assets (an asset, a group of assets or a subsidiary) between an investor and its associate or joint venture.

According to the Amendments, when the investor loses control of a subsidiary or a group of assets that are not a business in a transaction with its associate or joint venture, the gain will be partially eliminated such that the gain to be recognized is the gain from the sale to the other investors in the associate or joint venture. According to the Amendments, if the remaining rights held by the investor represent a financial asset as defined in IFRS 9, the gain will be recognized in full.

If the transaction with an associate or joint venture involves loss of control of a subsidiary or a group of assets that are a business, the gain will be recognized in full.

The Amendments are to be applied prospectively. A mandatory effective date has not yet been determined by the IASB but early adoption is permitted.

2.	Amendment to IAS 16, "Property, Plant and Equipment":

In May 2020, the IASB issued an amendment to IAS 16, "Property, Plant and Equipment" ("the Amendment"). The Amendment prohibits a company from deducting from the cost of property, plant and equipment ("PP&E") consideration received from the sales of items produced while the company is preparing the asset for its intended use. Instead, the company should recognize such consideration and related costs in profit or loss.

The Amendment is effective for annual reporting periods beginning on or after January 1, 2022, with earlier application permitted. The Amendment is to be applied retrospectively, but only to items of PP&E made available for use on or after the beginning of the earliest period presented in the financial statements in which the company first applies the Amendment. The company should recognize the cumulative effect of initially applying the Amendment as an adjustment to the opening balance of retained earnings at the beginning of the earliest period presented.

The Company estimates that the application of the Amendment is not expected to have a material impact on the financial statements.

3.	Amendment to IAS 37, "Provisions, Contingent Liabilities and Contingent Assets":

In May 2020, the IASB issued an amendment to IAS 37, regarding which costs a company should include when assessing whether a contract is onerous ("the Amendment"). According to the Amendment, costs of fulfilling a contract include both the incremental costs (for example, raw materials and direct labor) and an allocation of other costs that relate directly to fulfilling a contract (for example, depreciation of an item of property, plant and equipment used in fulfilling the contract).

The Amendment is effective for annual periods beginning on or after January 1, 2022 and applies to contracts for which all obligations in respect thereof have not yet been fulfilled as of January 1, 2022. Early application is permitted.

The Company estimates that the application of the Amendment is not expected to have a material impact on the financial statements.

4.	Amendments to IFRS 9, IFRS 7, IFRS 16, IFRS 4 and IAS 39 regarding the IBOR reform:

In September 2019, the IASB published amendments to IFRS 9, "Financial Instruments", IFRS 7, "Financial Instruments: Disclosures" and IAS 39," Financial Instruments: Recognition and Measurement" (collectively - "the Amendment").

The Amendment permits certain temporary reliefs for entities applying hedge accounting for IBOR-based instruments which are affected by the uncertainty involving the expected interest rate benchmark reform. This reform has caused uncertainty relating to the timing and amounts of future cash flows from both hedging instruments and hedged items.

The Amendment is applicable for annual periods beginning on January 1, 2020.

The adoption of the Amendment did not have an effect on the Company's financial statements as of January 1, 2020. See Note 13.